Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	2025	2024
	$m	$m
At 1 January	268	147
Additions	14	158
Share of after tax losses	(7)	(28)
Exchange and other adjustments	27	(9)
At 31 December	302	268

Schedule of summarised financial information for the associate and joint venture entities

	2025	2024
	$m	$m
Non-current assets	690	577
Current assets	756	508
Total liabilities	(553)	(516)
Net assets	893	569
Amount attributable to AstraZeneca	122	131
Goodwill	161	152
Exchange adjustments	19	(15)
Carrying value of investments in associates and joint ventures	302	268